S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Aug. 10, 2026 USD ($) shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 20,000
Gig Acquisitions 10 Corp [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	30,000
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Chief Financial Officers [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	15,000
Gig Acquisitions 10 Corp Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Sponsor Compensation Amount	$ 1,500,000